INVESTMENT PROPERTIES - Dispositions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) property	Dec. 31, 2018 property
Fair value
Number of properties disposed | property	13
Gross proceeds | $	$ 105,765
At fair value [member]
Fair value
Number of properties disposed | property	13	16
Gross proceeds | $	$ 105,800
Fair value gains excluding properties sold | $	$ 243,800
Assets held for sale | At fair value [member]
Fair value
Number of investment properties | property	0